DISAGGREGATION OF REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
DISAGGREGATION OF REVENUE
Schedule of Revenue Disaggregation
Country	September 30, 2024	September 30, 2023
Croatia	$107	14,159
Cyprus	16,519	72,754
Bulgaria	25,507	-
Greece	12,247,597	12,544,643
USA	-	210
Ireland	-	1,417
UK	121,318	190,614
Total	$12,411,048	$12,823,797
Country	September 30, 2024	September 30, 2023
Croatia	$19,370	14,159
Cyprus	89,064	141,402
Bulgaria	43,849	-
Greece	39,385,730	36,041,012
USA	-	504
Ireland	-	1,417
UK	664,225	1,338,509
Total	$40,202,238	$37,537,003

Country	2023	2022
Croatia	$26,985	$38,596
Cyprus	180,404	92,685
Bulgaria	210,033	-
Ireland	1,636	-
Greece	50,526,307	49,812,839
United States	504	-
Cayman Islands	12,632	-
UK	2,418,373	403,532
Total	$53,376,874	$50,347,652